Capital Acquisitions and Dispositions (Schedule of Minor Acquisitions and Dispositions) (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2021	Jun. 30, 2021	Dec. 31, 2021
Kaybob Duvernay
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	$ (676.1)
Common shares	(264.5)
Consideration, net	(940.6)
Exploration and evaluation	18.5
Property, plant and equipment	951.7
Goodwill	0.0
Decommissioning liability	(29.6)
Fair value of net assets acquired (Carrying value of net assets disposed)	940.6
Gain (loss) on capital dispositions	$ 0.0
Southeast Saskatchewan asset disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash		$ 85.9
Common shares		0.0
Consideration, net		85.9
Exploration and evaluation		0.0
Property, plant and equipment		(219.6)
Goodwill		(10.6)
Decommissioning liability		218.3
Fair value of net assets acquired (Carrying value of net assets disposed)		(11.9)
Gain (loss) on capital dispositions		$ 74.0
Other minor dispositions, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash			$ 11.3
Common shares			0.0
Consideration, net			11.3
Exploration and evaluation			(5.3)
Property, plant and equipment			(22.0)
Goodwill			(1.2)
Decommissioning liability			1.6
Fair value of net assets acquired (Carrying value of net assets disposed)			(26.9)
Gain (loss) on capital dispositions			$ (15.6)